CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income (loss)	$ 3,217	$ 2,637	$ (1,289)
Adjustments required to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	676	733	917
Loss (gain) on sale of property and equipment	14	(5)	8
Stock based compensation	612	18	18
Decrease (increase) in trade receivables, net	1,112	(1,243)	613
Decrease (increase) in unbilled accounts receivable	20	(7)	116
Decrease (increase) in other accounts receivable and prepaid expenses	(397)	138	(967)
Decrease (increase) in inventories	(228)	1,705	1,479
Decrease (increase) in deferred income taxes, net	592	229	218
Decrease (increase) in operating lease right-of-use assets	272	309	245
Decrease in operating lease liabilities	(286)	(319)	(229)
Increase (decrease) in trade payables	(944)	1,217	(799)
Increase (decrease) in other accounts payable and accrued expenses and deferred revenues and customer advances	(2,905)	1,535	(47)
Accrued severance pay, net	0	(291)	(23)
Net cash provided by operating activities	1,755	6,656	260
Cash flows from investing activities:
Investment of short-term bank deposits	(2)	(1)	(1)
Proceeds from sale of property and equipment	0	51	47
Purchase of property and equipment	(559)	(273)	(380)
Net cash used in investing activities	(561)	(223)	(334)
Cash flows from financing activities:
Proceeds from issuance of shares upon exercise of options to employees	16	39	0
Deferred payment with respect to asset acquisition	0	0	(213)
Net cash provided by (used in) financing activities	16	39	(213)
Effect of exchange rate changes on cash and cash equivalents	665	(812)	156
Increase (decrease) in cash and cash equivalents	1,875	5,660	(131)
Cash and cash equivalents at the beginning of the year	20,466	14,806	14,937
Cash and cash equivalents at the end of the year	22,341	20,466	14,806
Cash paid (received) during the year for:
Interest	0	0	0
Income Taxes Paid, Net	2,212	(845)	383
Significant non-cash transactions:
Right-of-use asset recognized with corresponding lease liability	272	39	134
Canada [Member]
Cash paid (received) during the year for:
Income Taxes Paid, Net	0	0	359
Israel [Member]
Cash paid (received) during the year for:
Income Taxes Paid, Net	748	0	0
Federal tax [Member]
Cash paid (received) during the year for:
Income Taxes Paid, Net	720	(474)	0
Provincial tax [Member]
Cash paid (received) during the year for:
Income Taxes Paid, Net	617	(406)	0
United States tax [Member]
Cash paid (received) during the year for:
Income Taxes Paid, Net	$ 127	$ 35	$ 24